Employee Benefits - Summary Of fair value of the plan assets by asset category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
With Quoted Market Price In An Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 21,235	¥ 30,818
Equity securities	128,334	145,054
Total	149,569	175,872
No Quoted Market Price In An Active Market [Member]
Disclosure of fair value of plan assets [line items]
Mutual funds	590,972	627,645
Others	10,310	11,385
Total	¥ 601,282	¥ 639,030